FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

4.       Fair Value of Assets and Liabilities

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	1,857,175	—	—	1,857,175
Restricted cash	1,805,693	—	—	1,805,693
Loans at fair value	—	—	791,681	791,681
Available-for-sale investments	34,753	928,500		963,253
Total Assets	3,697,621	928,500	791,681	5,417,802
Liabilities
Payable to investors at fair value	—	—	113,445	113,445
Total Liabilities	—	—	113,445	113,445

December 31, 2018	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	2,028,748	—	—	2,028,748
Restricted cash	102,163	—	—	102,163
Loans at fair value	—	—	1,075,097	1,075,097
Available-for-sale investments	82,465	750,000	—	832,465
Total Assets	2,213,376	750,000	1,075,097	4,038,473
Liabilities
Payable to investors at fair value	—	—	7,693	7,693
Total Liabilities	—	—	7,693	7,693

In accordance with ASC 820, the Group measures available-for-sale investments at fair value on a recurring basis. The fair values of the Group’s available-for-sale investments are determined based on the discounted cash flow model using the discount curve of market interest rates.

As the Group’s loans and related payable to investors do not trade in an active market with readily observable prices, the Group uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these assets and liabilities, including discount rate, default and recovery rates, and prepayment rates. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. As of December 31, 2015 and 2016, due to the adoption of ASU 2014-13, the payable to investors of the Consolidated ABFE was measured on the basis of the fair value of the loans of the Consolidated ABFE as the loans were determined to be more observable. The Group did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2017 and 2018.

Significant Unobservable Inputs

		December 31, 2017	December 31, 2018
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans and payable to investors	Discount rates	12.0%	12.0%-16.4%
	Net cumulative expected loss rates (1)	9.9%-11.1%	9.9%-17.4%
	Cumulative prepayment rates (2)	13.6%	14.8%
(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

The above inputs in isolation can cause significant increases or decreases in fair value. Specifically, increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

The following table presents additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis for the years ended December 31, 2017 and 2018.

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2016	371,033	418,686
Purchases of loans	752,801	—
Contribution from investors of Consolidated ABFE	—	197,730
Collection of principal	(270,278)	—
Interest and penalties received	—	50,294
Deductible expenses associated with the Consolidated ABFE operating	—	(8,691)
Principal and interest payments to investors of Consolidated ABFE	—	(522,823)
Change in fair value	(61,875)	(21,751)

Balance at December 31, 2017	791,681	113,445

Changes in fair value related to balance outstanding at December 31, 2017	(66,678)	(13,394)

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2017	791,681	113,445
Purchases of loans	1,149,731	—
Collection of principal	(861,994)	—
Interest and penalties received	—	268,565
Deductible expenses associated with the Consolidated ABFE operating	—	(27,376)
Principal and interest payments to investors of Consolidated ABFE	—	(96,336)
Change in fair value	(4,321)	(250,605)

Balance at December 31, 2018	1,075,097	7,693

Changes in fair value related to balance outstanding at December 31, 2018	(3,545)	(250,171)

Financial Instruments Not Recorded at Fair Value

Financial instruments, including restricted cash, accounts receivable, accounts payable, held-to-maturity investments and amounts due from/to related parties are not recorded at fair value. The fair values of these financial instruments are approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.